Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents.
Cash and cash equivalents	€ 128,562	€ 138,986	€ 94,775	€ 156,402	€ 167,612	€ 187,524